Document and Entity Information	May 20, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001156039
Document Type	8-K
Document Period End Date	May 20, 2024
Entity Registrant Name	Elevance Health, Inc.
Entity Incorporation State Country Code	IN
Entity File Number	001-16751
Entity Tax Identification Number	35-2145715
Entity Address, Address Line One	220 Virginia Avenue
Entity Address, City or Town	Indianapolis
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46204
City Area Code	(833)
Local Phone Number	401-1577
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	ELV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false